UNITED STATES
           SECURITIES AND EXCHANGE COM  MISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and COM plete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
October 24, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: $274,908 (thousands)

List of Other Included Managers: None
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
                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101    10606   113330 SH       Sole                113330
America Movil-Series L         ADR       02364W105    10904   170374 SH       Sole                170374
Anheuser Busch Inc             COM       035229103      712    14238 SH       Sole                 14238
Apache Corp.                   COM       037411105     8735    96988 SH       Sole                 96988
BP PLC                         ADR       055622104      477     6884 SH       Sole                  6884
Becton Dickinson & Co.         COM       075887109     7108    86634 SH       Sole                 86634
Berkshire Hathaway Class B     COM       084670207    12808     3241 SH       Sole                  3241
Best Buy Co.                   COM       086516101     7055   153293 SH       Sole                153293
Capital One Financial Corporat COM       14040H105     5036    75801 SH       Sole                 75801
Charles River Labs Internation COM       159864107      900    16025 SH       Sole                 16025
ChevronTexaco Corp             COM       166764100      383     4088 SH       Sole                  4088
Cisco Systems, Inc.            COM       17275R102    12402   374561 SH       Sole                374561
Citigroup Inc                  COM       172967101     6593   141267 SH       Sole                141267
Coca Cola                      COM       191216100     9772   170037 SH       Sole                170037
Comcast Corp Cl A              COM       20030N101     6254   258843 SH       Sole                258843
Danaher Corporation            COM       235851102     9155   110692 SH       Sole                110692
Dover Corp.                    COM       260003108     1682    33020 SH       Sole                 33020
Eli Lilly Co Inc               COM       532457108      388     6810 SH       Sole                  6810
Exxon Mobil Corporation        COM       30231G102     1947    21033 SH       Sole                 21033
Fiserv Inc.                    COM       337738108    10003   196670 SH       Sole                196670
Fomento Economico Mexico S.A.B COM       344419106     6290   168200 SH       Sole                168200
General Electric               COM       369604103     8761   211613 SH       Sole                211613
ITT Industries                 COM       450911102     1378    20280 SH       Sole                 20280
Intel Corp.                    COM       458140100      218     8434 SH       Sole                  8434
International Business Machine COM       459200101      704     5976 SH       Sole                  5976
JP Morgan Chase & Co.          COM       46625H100      363     7933 SH       Sole                  7933
Johnson & Johnson              COM       478160104    11216   170711 SH       Sole                170711
Liberty Media Hldg Corp Intera COM       53071M104     5074   264135 SH       Sole                264135
Linear Technology Corp.        COM       535678106     7237   206805 SH       Sole                206805
Marsh & McLennan               COM       571748102     6536   256311 SH       Sole                256311
McDonald's Corp.               COM       580135101     8425   154671 SH       Sole                154671
Medtronic, Inc.                COM       585055106     9830   174259 SH       Sole                174259
Microsoft Corp.                COM       594918104    10269   348544 SH       Sole                348544
Morgan Stanley Dean Witter Inc COM       617446448     6121    97211 SH       Sole                 97211
Novartis AG                    ADR       66987V109    10901   198331 SH       Sole                198331
Pepsico                        COM       713448108      210     2870 SH       Sole                  2870
Pfizer                         COM       717081103      351    14370 SH       Sole                 14370
Procter & Gamble               COM       742718109      364     5171 SH       Sole                  5171
Sasol LTD                      ADR       803866300     7991   185876 SH       Sole                185876
Target Corp.                   COM       87612E106     8858   139355 SH       Sole                139355
Toyota Motor Co                ADR       892331307     6173    52830 SH       Sole                 52830
United Parcel Service          COM       911312106     7363    98039 SH       Sole                 98039
UnitedHealth Group             COM       91324P102     9252   191033 SH       Sole                191033
Wal-Mart Stores                COM       931142103      914    20945 SH       Sole                 20945
Walgreen Co                    COM       931422109     6953   147190 SH       Sole                147190
Wells Fargo                    COM       949746101    10236   287347 SH       Sole                287347